Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS AT JULY 31 ,2020 (Unaudited)

Shares			Value
COMMON STOCKS: 59.4%
Application Software: 2.0%
12,040	Microsoft Corp.		$2,468,321

Construction & Engineering: 5.4%
144,900	Ameresco, Inc. - Class A [1]		4,010,832
31,031	Jacobs Engineering Group, Inc.		2,648,496
			6,659,328
Consumer Finance: 4.8%
30,718	PayPal Holdings, Inc. [1,2]		6,022,878

Electrical Components & Equipment: 3.3%
286,434	Vertiv Holdings Co. [1]		4,153,293

Electronic Equipment & Instruments: 1.5%
19,000	Keysight Technologies, Inc. [1]		1,897,910

Financial Services: 1.5%
6,100	Mastercard, Inc. - Class A		1,882,033

Health Care Equipment: 7.0%
70,936	Hologic, Inc. [1]		4,949,914
27,600	Zimmer Biomet Holdings, Inc.		3,722,136
			8,672,050
Industrial Gases: 1.5%
6,310	Air Products and Chemicals, Inc.		1,808,635

Internet Software & Services: 2.6%
2,134	Alphabet, Inc. - Class A [1]		3,175,285

Investment Banking & Brokerage: 3.3%
52,683	LPL Financial Holdings, Inc.		4,163,011

Life Sciences Tools & Services: 1.6%
12,750	IQVIA Holdings, Inc. [1]		2,019,473

Medical Equipment: 3.6%
10,685	Thermo Fisher Scientific, Inc. [2]		4,423,056

Metal & Glass Containers: 3.0%
50,100	Ball Corp.		3,688,863

Oil & Gas Equipment & Services: 0.7%
90,000	KLX Energy Services Holdings, Inc. [1]		900,000

Railroads: 1.7%
12,000	Kansas City Southern		2,062,200

Regional Banks: 1.4%
95,372	Seacoast Banking Corporation of Florida [1,2]		1,800,623

Reinsurance: 1.4%
266,142	Greenlight Capital Re Ltd. - Class A [1]		1,719,277

Renewable Electricity: 4.4%
87,171	NextEra Energy Partners LP [2]		5,422,036

Semiconductors: 8.7%
26,976	Analog Devices, Inc.		3,098,193
37,593	Qorvo, Inc. [1]		4,817,543
19,653	Skyworks Solutions, Inc.		2,861,084
			10,776,820
TOTAL COMMON STOCKS
(Cost $59,006,867)			73,715,092

Principal
CORPORATE BONDS: 33.5%
Airlines: 4.2%
$5,000,000	Southwest Airlines Co.
	4.750%, 5/4/2023 [2]		5,250,942

Investment Banking & Brokerage: 1.4%
2,000,000	Goldman Sachs Capital II
	4.000%, (3 Month LIBOR USD + 0.0768%) 8/31/2020 [3,4]		1,798,750

Oil & Gas Equipment & Services: 9.0%
22,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025 [2,5]		11,137,500

Oil & Gas Exploration & Production: 3.3%
3,723,000	Devon Energy Corp.
	5.850%, 12/15/2025		4,148,765

Oil & Gas Storage & Transportation: 10.0%
	Hess Midstream Operations LP
8,000,000	5.625%, 2/15/2026		8,316,560
4,000,000	5.125%, 6/15/2028		4,053,760
			12,370,320
Steel: 5.6%
7,500,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
	7.500%, 6/15/2025 [2]		6,923,363
TOTAL CORPORATE BONDS
(Cost $40,162,689)			41,629,640

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2]		244,979
TOTAL CONVERTIBLE BONDS
(Cost $234,681)			244,979

Shares
CLOSED-END MUTUAL FUNDS: 2.9%
43,483	BlackRock Florida Municipal 2020 Term Trust		641,374
200,337	BlackRock Municipal 2020 Term Trust		3,013,069
			3,654,443
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $3,583,477)			3,654,443

SHORT-TERM INVESTMENTS: 1.5%
Money Market Funds: 1.5%
1,823,808	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.037% [6]		1,823,808
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,823,808)			1,823,808
		Notional Amount
TOTAL MISCELLANEOUS SECURITIES: 3.8% [7]
	Miscellaneous Securities	$75,585,745	4,664,650
(Cost $5,389,855)			4,664,650

TOTAL INVESTMENTS IN SECURITIES: 101.3%
(Cost $110,201,377)			125,732,612
Liabilities in Excess of Other Assets: (1.3)%			(1,570,740)
TOTAL NET ASSETS: 100.0%			$124,161,872

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on July 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	All or a portion of this security is considered illiquid. As of July 31, 2020, the value of illiquid securities was $11,137,500 or 9.0% of net assets.
[6]	Annualized seven-day effective yield as of July 31, 2020.
[7]	Represents unrestricted previously undisclosed exchange-traded purchased options which Otter Creek Long/Short Opportunity Fund (the "Fund") has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT AT JULY 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 27.4% [1]
Application Software: 5.5%
14,614	Blackbaud, Inc.	$913,960
25,270	Guidewire Software, Inc.	2,973,268
15,003	salesforce.com, Inc.	2,923,334
		6,810,562
Automotive Retail: 3.0%
38,464	CarMax, Inc.	3,729,854

Building Products: 2.1%
44,593	AAON, Inc.	2,642,135

Educational Services: 2.1%
29,054	Grand Canyon Education, Inc.	2,578,252

Home Improvement Retail: 1.1%
20,000	Floor & Decor Holdings, Inc. - Class A	1,318,000

Industrial Machinery: 1.1%
16,192	Middleby Corp.	1,344,908

Industrial Products & Materials: 1.8%
6,500	W.W. Grainger, Inc.	2,219,945

Internet Software & Services: 1.1%
20,000	Zillow Group, Inc. - Class A	1,361,800

Leisure Facilities: 1.4%
32,800	Planet Fitness, Inc. - Class A	1,712,160

Regional Banks: 2.1%
11,485	SVB Financial Group	2,575,741

Restaurants: 1.3%
28,411	Texas Roadhouse, Inc.	1,596,414

Specialty Chemicals: 3.0%
29,104	International Flavors & Fragrances, Inc.	3,665,649

Specialty Stores: 1.8%
71,130	National Vision Holdings, Inc.	2,275,449

TOTAL COMMON STOCKS
(Proceeds $31,202,582)		33,830,869

EXCHANGE TRADED FUNDS: 1.4% [1]
12,000	iShares Russell 2000 ETF	1,768,320
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,942,768)		1,768,320

TOTAL SECURITIES SOLD SHORT
(Proceeds $33,145,350)		$35,599,189

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
[1]	Non-income producing securities.

Summary of Fair Value Exposure at July 31, 2020 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of July 31, 2020. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments in securities
Common Stocks	$73,715,092	$–	$–	$73,715,092
Corporate Bonds	–	41,629,640	–	41,629,640
Convertible Bonds	–	244,979	–	244,979
Closed-End Mutual Funds	3,654,443	–	–	3,654,443
Short-Term Investments	1,823,808	–	–	1,823,808
Miscellaneous Securities	–	4,664,650	–	4,664,650
Total Investments in Securities	$79,193,343	$46,539,269	–	$125,732,612
Securities sold short
Common Stocks	$33,830,869	$–	$–	$33,830,869
Exchange Traded Funds	1,768,320	–	–	1,768,320
Total Securities Sold Short	$35,599,189	$–	$–	$35,599,189